STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Audited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Gain (Deficit)	Total
Beginning Balance, Shares at Mar. 31, 2015
Beginning Balance, Amount at Mar. 31, 2015
Common Shares issued for cash, Shares	4,000,000
Common Shares issued for cash, Amount	$ 4,000			4,000
Net gain (loss)			6,334	6,334
Ending Balance, Shares at Jun. 30, 2015	4,000,000
Ending Balance, Amount at Jun. 30, 2015	$ 4,000		6,334	10,334
Net gain (loss)			(3,625)	(3,625)
Ending Balance, Shares at Jun. 30, 2016	4,000,000
Ending Balance, Amount at Jun. 30, 2016	$ 4,000		2,708	6,708
Common Shares issued for cash, Shares	1,080,000
Common Shares issued for cash, Amount	$ 1,080	42,120		43,200
Net gain (loss)			(53,102)	(53,102)
Ending Balance, Shares at Jun. 30, 2017	5,080,000
Ending Balance, Amount at Jun. 30, 2017	$ 5,080	$ 42,120	$ (50,394)	(3,194)
Net gain (loss)				6,339
Ending Balance, Amount at Dec. 31, 2017				$ 3,145